Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating
Net earnings attributable to Motorola Solutions, Inc.	$ 1,099	$ 881	$ 1,158
Earnings (loss) attributable to noncontrolling interests	6	0	(6)
Net earnings	1,105	881	1,152
Earnings from discontinued operations, net of tax	166	211	576
Earnings from continuing operations	939	670	576
Adjustments to reconcile earnings from continuing operations to net cash provided by operating activities:
Depreciation and amortization	158	151	133
Non-cash other charges (income)	(14)	0	34
Share-based compensation expense	120	146	134
Gains on sales of investments and businesses, net	(37)	(26)	(23)
Loss from the extinguishment of long term debt	0	6	81
Deferred income taxes	(334)	114	(34)
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	(36)	81	(233)
Inventories	(8)	(2)	(5)
Other current assets	50	(112)	28
Accounts payable and accrued liabilities	(232)	(106)	(146)
Other assets and liabilities	(51)	(248)	(179)
Net cash provided by operating activities from continuing operations	555	674	366
Investing
Acquisitions and investments, net	(57)	83	(4)
Proceeds from (used for) sales of investments and businesses, net	61	(58)	1,124
Capital expenditures	(169)	(170)	(165)
Proceeds from sales of property, plant and equipment	66	40	6
Proceeds from sales of Sigma Fund investments and short-term investments, net	2,133	1,075	1,514
Net cash provided by investing activities from continuing operations	2,034	970	2,475
Financing
Repayment of debt	(4)	(413)	(1,219)
Net proceeds from issuance of debt	593	747	0
Contributions to Motorola Mobility	0	(73)	(3,425)
Issuance of common stock	165	133	192
Purchase of common stock	(1,694)	(2,438)	(1,110)
Excess tax benefit from share-based compensation	25	20	42
Payment of dividends	(292)	(270)	(72)
Distributions from discontinued operations	365	217	492
Net cash used for financing activities from continuing operations	(842)	(2,077)	(5,100)
Discontinued Operations
Net cash provided by operating activities from discontinued operations	389	396	508
Net cash used for investing activities from discontinued operations	(24)	(173)	(57)
Net cash used for financing activities from discontinued operations	(365)	(217)	(492)
Effect of exchange rate changes on cash and cash equivalents from discontinued operations	0	(6)	41
Net cash provided by discontinued operations	0	0	0
Effect of exchange rate changes on cash and cash equivalents from continuing operations	10	20	(68)
Net increase (decrease) in cash and cash equivalents	1,757	(413)	(2,327)
Cash and cash equivalents, beginning of period	1,468	1,881	4,208
Cash and cash equivalents, end of period	3,225	1,468	1,881
Cash paid during the period for:
Interest, net	122	109	166
Income and withholding taxes, net of refunds	$ 246	$ 127	$ 107